UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American High-Income Trust

[photo of a pencil inside a notebook]

Semi-annual report for the six months ended March 31, 2007

American High-Income TrustSM seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2007:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	+7.17%	+9.48%	+7.15%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.69%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 24 to 27 for details.

Results for other share classes can be found on page 28.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States is subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund’s prospectus.

Fellow shareholders:

[photo of a pencil inside a notebook]

We are pleased to report that the first half of American High-Income Trust’s 2007 fiscal year was a rewarding period for shareholders, helped by strong corporate fundamentals, low default rates, favorable credit conditions and substantial investor demand.

For the six months ended March 31, 2007, shareholders who reinvested dividends totaling 47.1 cents a share earned a total return of 7.3%, including an income return of 3.9%. Those results surpassed the 7.1% total return for the Lipper High Current Yield Bond Funds Index, a benchmark of similar funds, and slightly trailed the 7.6% return for the Credit Suisse High Yield Index, which attempts to mirror the high-yield debt markets.

During the period, high-yield bonds posted significantly higher returns than investment-grade bonds. The Citigroup Broad Investment-Grade (BIG) Bond Index, which measures high-quality bond markets including Treasuries, posted a 2.8% total return. The Credit Suisse and Citigroup indexes are unmanaged and do not reflect the effect of expenses.

Shareholders in the fund who elected to take their dividends in cash saw the value of their holdings increase by 3.3% for the period, while earning an income return of 3.8%.

[Begin Sidebar]
Results at a glance

For periods ended March 31, 2007, with all distributions reinvested.

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

American High-Income Trust	+7.3%	+11.4%	+10.3%	+7.6%	+9.3%
Credit Suisse High Yield Index†	+7.6	+11.8	+11.2	+7.2	+9.2
Citigroup Broad Investment-Grade
(BIG) Bond Index†	+2.8	+6.6	+5.4	+6.5	+7.4
Lipper High Current Yield
Bond Funds Index	+7.1	+10.3	+9.6	+5.3	+7.4

*Since February 19, 1988.
† Unmanaged.
[End Sidebar]

A growing range of investment opportunities

New issuance of corporate bonds continued at high levels during the past six months, led by an increase in leveraged buyout activity as well as strong capital investment spending and significant refinancing of existing debt. The high issuance was easily absorbed by the market due to sufficient market liquidity and strong investor demand.

Leveraged buyouts (LBOs) can pose a risk for existing bondholders because those bonds are put in a subordinate position in the new, more highly leveraged capital structure, leading to price declines. At the same time, a positive trend has also emerged from the LBO wave. An increasing number of blue chip companies have entered the high-yield universe due to the availability of debt financing and equity capital, resulting in greater industry diversification. That is helping to expand the range of investment opportunities available for American High-Income Trust.

A focus on higher quality debt

The increased opportunity to invest in higher quality companies is important in the current environment for high-yield bonds, particularly as covenant protections weaken for new issues and spreads tighten.

A covenant is a provision in a debt agreement that requires one party to either perform or refrain from certain acts; usually, it is a restriction designed to protect the bondholder’s interest. Recently, covenant protections in many newer bonds have been weaker than those of existing bonds. We analyze the covenants of bonds very carefully, and consider any risks they may introduce to the portfolio. One strategy we sometimes use to offset this risk is to move up in the capital structure of companies we like to more senior or higher quality debt.

This strategy can also be effective when the spreads between senior and subordinated debt have tightened. Many investors striving for yield will buy the subordinated debt, which pays a higher interest rate (also known as the coupon). In the current environment, we have found better value in the slightly lower yielding, more senior levels of debt, which has improved the credit quality of the portfolio.

Maintaining a long-term perspective

Although the current environment remains positive for high-yield bonds and underlying fundamentals have been solid, we are cautiously optimistic as we look ahead to coming months. Economic growth has slowed, in part due to a weakening in the housing market. While this has created some interesting opportunities in housing-related companies, it also has put some pressure on corporate profitability.

Understanding that markets fluctuate, American High-Income Trust concentrates its in-depth global research on finding bonds of companies or issuers that we think will be able to support their debt obligations through various business and market cycles. This approach has helped the fund to produce solid returns for shareholders over the long term. For the past 10-year period ended March 31, 2007, the fund’s shareholders earned an average annual total return of 7.6%, with dividends reinvested. That compares with a 5.3% average annual total return for the Lipper High Current Yield Bond Funds Index and a 7.2% return for the Credit Suisse High Yield Index for that same time period.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman

/s/ David C. Barclay
David C. Barclay
President

May 14, 2007

The fund’s 30-day yield for Class A shares as of April 30, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 6.41% (6.38% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 6.92%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, March 31, 2007
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
U.S. corporate bonds & notes	68.4
Non-U.S. corporate bonds & notes	11.4
U.S. treasury bonds & notes	0.3
Non-U.S. government bonds & notes	5.0
Common stocks & warrants	1.9
Convertible securities	0.8
Preferred securities	1.4
Other	0.9
Short-term securities & other assets less liabilities	9.9
[end pie chart]
	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 85.96%	(000)	(000)	assets

Corporate bonds & notes - 79.82%
Consumer discretionary - 24.51%
Charter Communications Operating, LLC, Term Loan Facilities B:
8.005% 2013 (1) (2)	$43,500	$43,473
7.33% 2014 (1) (2)	108,275	108,004
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp:
8.00% 2012 (3)	61,665	64,517
8.375% 2014 (3)	37,800	39,548
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	48,065	49,988
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	41,075	42,821
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	14,105	14,951
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75%-13.50% 2011-2012	14,375	14,735	2.88%
General Motors Corp.:
7.20% 2011	96,220	91,650
7.25% 2013	€3,000	3,871
7.125%-9.40% 2013-2033	$102,665	96,866	1.47
Univision Communications Inc.:
7.85% 2011	16,000	16,800
9.75% 2015 (3) (4)	75,655	75,750
Term Loan, 7.60%-7.85% 2009-2014 (1) (2)	39,405	39,414	1.00
Michaels Stores, Inc. 10.00% 2014 (3)	72,175	77,588.59
CanWest Media Inc., Series B, 8.00% 2012	60,123	62,527.48
Linens 'n Things, Inc. 10.985% 2014 (1)	64,350	60,167.46
Burlington Coat Factory Warehouse Corp. 11.125% 2014	56,000	57,400.44
Bon-Ton Department Stores, Inc. 10.25% 2014	52,040	56,138.43
Young Broadcasting Inc. 10.00% 2011	52,810	52,282.40
Grupo Posadas, SA de CV 8.75% 2011 (3)	46,225	48,074.37
Education Management LLC and Education Management Finance Corp. 10.25% 2016	43,270	47,164.36
Ford Motor Co.:
Term Loan B, 8.36% 2013 (1) (2)	13,965	14,017
6.50% 2018	17,490	14,036
Ford Capital BV 9.50% 2010	4,000	4,020.24
Other securities		2,019,632	15.39
		3,215,433	24.51

Industrials - 11.41%
Continental Airlines, Inc. 6.545%-8.75% 2008-2022 (2) (5)	121,446	124,716
Calair LLC and Calair Capital Corp. 8.125% 2008	10,365	10,495	1.03
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014 (3)	64,500	70,628.54
Goodman Global Holdings, Inc., Series B, 7.875% 2012	58,330	58,913.45
Hawker Beechcraft 8.875% 2015 (3) (4)	54,805	56,792.43
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	49,705	53,184.41
Accuride Corp. 8.50% 2015	48,015	48,615.37
Other securities		1,073,518	8.18
		1,496,861	11.41

Telecommunication services - 11.40%
Triton PCS, Inc.:
8.75% 2011 (6)	46,050	47,432
9.375% 2011 (6)	60,180	61,985
8.50% 2013	113,840	117,824	1.73
Windstream Corp.:
8.125% 2013	103,600	112,665
8.625% 2016	12,300	13,515
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	44,450	48,117	1.33
Dobson Communications Corp. 8.875%-9.61% 2012-2013 (1)	60,975	63,084
Dobson Cellular Systems, Inc. 8.375%-9.875% 2011-2012	53,215	57,327
American Cellular Corp.:
10.00% 2011	8,680	9,233
Term Loan B, 7.35% 2014 (1) (2)	21,250	21,356	1.15
Qwest Capital Funding, Inc. 7.00%-7.90% 2009-2021	71,490	73,633
Qwest Communications International Inc. 7.25%-7.50% 2011-2014	49,725	51,192
Qwest Corp. 8.875% 2012	3,600	3,996
U S WEST Capital Funding, Inc. 6.875% 2028	3,300	3,135	1.00
Intelsat (Bermuda), Ltd. 0%-11.25% 2013-2016 (3) (7)	91,230	96,469
Intelsat, Ltd. 6.50% 2013	23,150	20,546
Intelsat Corp. 9.00% 2016 (3)	13,075	14,464	1.00
Nextel Communications, Inc., Series D, 7.375% 2015	70,578	73,066.56
American Tower Corp. 7.125% 2012	64,360	66,613.51
Cricket Communications, Inc. 9.375% 2014 (3)	59,075	62,915.48
Other securities		477,769	3.64
		1,496,336	11.40

Materials - 7.42%
Georgia Gulf Corp. 9.50% 2014 (3)	60,860	58,730.45
Other securities		914,644	6.97
		973,374	7.42

Financials - 4.87%
Ford Motor Credit Co.:
8.11% 2012 (1)	48,250	47,221
7.20%-9.875% 2007-2016 (3)	90,550	92,250	1.06
Other securities		499,806	3.81
		639,277	4.87

Health care - 4.57%
HCA Inc.:
Term Loan B, 8.114% 2013 (1) (2)	108,777	109,865
9.125%-9.625% 2014-2016 (3) (4)	43,345	46,747	1.19
HealthSouth Corp.:
11.354% 2014 (1) (3)	54,025	58,617
10.75% 2016 (3)	54,750	59,814.90
Warner Chilcott Corp. 8.75% 2015	46,274	48,472.37
Other securities		276,326	2.11
		599,841	4.57

Information technology - 4.42%
Sanmina-SCI Corp. 8.125% 2016	83,775	79,167.60
NXP BV and NXP Funding LLC 9.50% 2015 (3)	66,250	68,734.53
Hughes Communications, Inc. 9.50% 2014	58,375	61,732.47
Other securities		370,398	2.82
		580,031	4.42

Energy - 3.99%
Williams Companies, Inc.:
8.75% 2032	39,970	46,265
6.375%-8.125% 2010-2021 (1) (3)	57,750	60,988
Williams Partners LP 7.25%-7.50% 2011-2017 (3)	39,375	41,877
Transcontinental Gas Pipe Line Corp. 6.40%-7.25% 2011-2026	20,910	22,280
Northwest Pipeline Corp. 7.00% 2016	7,030	7,566	1.37
Other securities		343,920	2.62
		522,896	3.99

Utilities - 3.64%
Edison Mission Energy:
7.50% 2013	45,375	47,077
7.73%-7.75% 2009-2016	34,100	35,612
Midwest Generation, LLC, Series B, 8.56% 2016 (2)	39,629	43,369
Mission Energy Holding Co. 13.50% 2008	35,600	38,982
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	16,500	17,985
Homer City Funding LLC 8.734% 2026 (2)	9,286	10,610	1.47
AES Corp. 8.75%-9.50% 2009-2015 (3)	81,891	88,053
AES Gener SA 7.50% 2014	20,350	21,675
AES Red Oak, LLC 8.54%-9.20% 2019-2029 (2)	9,403	10,536.92
Other securities		164,140	1.25
		478,039	3.64

Consumer staples - 3.59%
Stater Bros. Holdings Inc. 8.125% 2012	48,555	50,254.38
Other securities		420,361	3.21
		470,615	3.59

Non-U.S. government & government agency bonds & notes - 4.99%
Argentina (Republic of):
5.83% 2033 (2) (4) (8)	ARS188,876	62,989
GDP-Linked 2035	$155,750	21,571
GDP-Linked 2035	ARS347,027	13,382
0.63%-4.106% 2012-2038 (1) (2) (8)	$170,663	42,428	1.07
Other securities		514,251	3.92
		654,621	4.99

Other - 1.15%
Other securities		150,604	1.15

Total bonds & notes (cost: $10,851,817,000)		11,277,928	85.96

	Shares	Market	Percent
		value	of net
Convertible securities - 0.79%		(000)	assets

Other - 0.79%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	410,600	14,683.11
AES Trust VII 6.00% convertible preferred 2008	439,925	21,776.17
Other securities		67,519.51
		103,978.79

Total convertible securities (cost: $85,907,000)		103,978.79

	Shares	Market	Percent
		value	of net
Preferred securities - 1.45%		(000)	assets

Financials - 1.45%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (3)	47,248,000	49,743.38
Other securities		139,834	1.07
		189,577	1.45

Consumer staples - 0.00%
Other securities		477.00

Total preferred securities (cost: $161,849,000)		190,054	1.45

	Shares	Market	Percent
		value	of net
Common stocks - 1.93%		(000)	assets

Other - 1.83%
Dobson Communications Corp., Class A (9)	3,435,685	29,512.23
Drax Group PLC	3,597,767	55,745.42
Other securities		154,694	1.18
		239,951	1.83

Miscellaneous - 0.10%
Other common stocks in initial period of acquisition		12,469.10

Total common stocks (cost: $186,247,000)		252,420	1.93

	Shares	Market	Percent
		value	of net
Warrants - 0.00%		(000)	assets

Telecommunication services - 0.00%
Other securities		75.00

Total warrants (cost: $1,100,000)		75.00

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 9.00%	(000)	(000)	assets

Atlantic Industries 5.19%-5.20% due 4/18-6/19/2007 (3)	$93,000	$92,425
Coca-Cola Co. 5.20% due 4/11/2007 (3)	35,000	34,944.97
CAFCO, LLC 5.25% due 4/13-5/3/2007 (3)	92,800	92,444
Ciesco LLC 5.24% due 4/13/2007 (3)	14,600	14,572.82
Variable Funding Capital Corp. 5.23%-5.245% due 4/5-5/9/2007 (3)	106,300	105,851.81
Abbott Laboratories 5.21%-5.24% due 4/4-4/23/2007 (3)	98,900	98,721.75
Procter & Gamble International Funding S.C.A. 5.22%-5.23% due 4/9-5/29/2007 (3) (5)	89,400	89,024.68
Wal-Mart Stores Inc. 5.18%-5.21% due 4/3-6/19/2007 (3)	73,800	73,249.56
Park Avenue Receivables Co., LLC 5.23% due 5/7/2007 (3) (5)	50,000	49,731
Jupiter Securitization Co., LLC 5.25% due 4/9/2007 (3)	20,500	20,473.54
Freddie Mac 5.135%-5.145% due 4/16-5/31/2007	59,306	59,084.45
International Lease Finance Corp. 5.19%-5.21% due 5/14-5/18/2007 (5)	54,600	54,244.41
Other securities		395,599	3.01

Total short-term securities (cost: $1,180,297,000)		1,180,361	9.00

Total investment securities (cost: $12,467,217,000)		13,004,816	99.13
Other assets less liabilities		114,720.87

Net assets		$13,119,536	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The market value of the fund's holdings in affiliated companies is included in "Other securities"
under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/07 (000)
ZiLOG, Inc. (9)	1,140,500	-	-	1,140,500	-	$5,098
ZiLOG, Inc. - MOD III Inc., units (9)	1,868	-	1,868	-	-	-
Clarent Hospital Corp. (6) (9)	576,849	-	-	576,849	-	58
					-	$5,156

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $3,441,025,000, which represented 26.23% of the net assets of the fund.

(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $175,536,000.

(7) Step bond; coupon rate will increase at a later date.
(8) Index-linked bond whose principal amount moves with a government retail price index.
(9) Security did not produce income during the last 12 months.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2007	(dollars and shares in thousands, except per-share amounts		)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $12,446,800)	$12,999,660
Affiliated issuers (cost: $20,417)	5,156	$13,004,816
Cash		153,078
Receivables for:
Sales of investments	8,263
Sales of fund's shares	45,057
Closed forward currency contracts	12
Dividends and interest	223,870	277,202
		13,435,096
Liabilities:
Payables for:
Purchases of investments	284,086
Repurchases of fund's shares	14,219
Dividends on fund's shares	5,238
Open forward currency contracts	756
Closed forward currency contracts	515
Investment advisory services	3,119
Services provided by affiliates	4,801
Deferred trustees' compensation	158
Other	2,668	315,560
Net assets at March 31, 2007		$13,119,536

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,654,514
Undistributed net investment income		22,528
Accumulated net realized loss		(94,404)
Net unrealized appreciation		536,898
Net assets at March 31, 2007		$13,119,536

Shares of beneficial interest issued and outstanding - unlimited shares authorized (1,032,463 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share (*	)
Class A	$9,502,501	747,815	$12.71
Class B	797,464	62,758	12.71
Class C	1,026,849	80,809	12.71
Class F	1,080,252	85,012	12.71
Class 529-A	114,038	8,974	12.71
Class 529-B	20,252	1,594	12.71
Class 529-C	48,997	3,856	12.71
Class 529-E	6,333	498	12.71
Class 529-F	4,925	388	12.71
Class R-1	10,798	850	12.71
Class R-2	127,547	10,037	12.71
Class R-3	171,961	13,533	12.71
Class R-4	100,843	7,936	12.71
Class R-5	106,776	8,403	12.71
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.21 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2007	(dollars in thousands		)

Investment income:
Income:
Interest (net of non-U.S. taxes of $142)	$479,914
Dividends	11,548	$491,462

Fees and expenses(*):
Investment advisory services	19,707
Distribution services	22,599
Transfer agent services	4,505
Administrative services	1,999
Reports to shareholders	278
Registration statement and prospectus	483
Postage, stationery and supplies	603
Trustees' compensation	44
Auditing and legal	59
Custodian	196
State and local taxes	116
Other	77
Total fees and expenses before reimbursements/waivers	50,666
Less reimbursements/waivers of fees and expenses:
Investment advisory services	1,971
Administrative services	113
Total fees and expenses after reimbursements/waivers		48,582
Net investment income		442,880

Net realized gain and unrealized
appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $899 net loss from affiliates)	64,305
Non-U.S. currency transactions	(2,129)	62,176
Net unrealized appreciation (depreciation) on:
Investments	327,199
Non-U.S. currency translations	(1,015)	326,184
Net realized gain and
unrealized appreciation on investments and non-U.S. currency		388,360
Net increase in net assets resulting from operations		$831,240

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands		)

	Six months ended March 31, 2007*	Year ended September 30, 2006
Operations:
Net investment income	$442,880	$773,220
Net realized gain on investments and
non-U.S. currency transactions	62,176	94,929
Net unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	326,184	(43,452)
Net increase in net assets resulting from operations	831,240	824,697

Dividends paid or accrued to
shareholders from net investment income and non-U.S. currency gain	(449,117)	(791,733)

Capital share transactions	1,411,056	1,230,972

Total increase in net assets	1,793,179	1,263,936

Net assets:
Beginning of period	11,326,357	10,062,421
End of period (including undistributed
net investment income: $22,528 and $28,765, respectively)	$13,119,536	$11,326,357

* Unaudited.

See Notes to Financial Statements

Notes to financial statements
  unaudited

1.	Organization and significant accounting policies

Organization - American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Loan transactions - The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or the borrower to meet the obligations of the loan.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. As of March 31, 2007, the liability for non-U.S. taxes based on unrealized gains was $10,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$42,174
Post-October non-U.S. currency loss deferrals (realized during the period November 1, 2005, through September 30, 2006)*	(318)
Capital loss carryforward expiring in 2011†	(146,129)
*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of March 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$654,234
Gross unrealized depreciation on investment securities	(129,655)
Net unrealized appreciation on investment securities	524,579
Cost of investment securities	12,480,237

Ordinary income distributions paid or accrued to shareholders from net investment income and non-U.S. currency gains were as follows (dollars in thousands):

Share class	Six months ended March 31, 2007	Year ended September 30, 2006
Class A	$332,475	$593,936
Class B	26,297	52,530
Class C	31,679	56,047
Class F	35,873	54,509
Class 529-A	3,811	5,972
Class 529-B	630	1,102
Class 529-C	1,471	2,402
Class 529-E	207	338
Class 529-F	166	260
Class R-1	311	474
Class R-2	3,850	6,088
Class R-3	5,443	7,856
Class R-4	3,183	4,334
Class R-5	3,721	5,885
Total	$449,117	$791,733

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2007, total investment advisory services fees waived by CRMC were $1,971,000. As a result, the fee shown on the accompanying financial statements of $19,707,000, which was equivalent to an annualized rate of 0.322%, was reduced to $17,736,000, or 0.290% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2007, the total administrative services fees paid by CRMC were $2,000 and $111,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended March 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$11,330	$4,119	Not applicable	Not applicable	Not applicable
Class B	3,902	386	Not applicable	Not applicable	Not applicable
Class C	4,746	Included in administrative services	$554	$87	Not applicable
Class F	1,206		443	105	Not applicable
Class 529-A	115		39	8	$51
Class 529-B	95		7	3	10
Class 529-C	222		17	6	22
Class 529-E	15		2	-*	3
Class 529-F	-		2	-*	2
Class R-1	47		6	6	Not applicable
Class R-2	432		81	265	Not applicable
Class R-3	382		98	63	Not applicable
Class R-4	107		59	9	Not applicable
Class R-5	Not applicable		47	4	Not applicable
Total	$22,599	$4,505	$1,355	$556	$88
* Amount less than one thousand.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $44,000, shown on the accompanying financial statements, includes $27,000 in current fees (either paid in cash or deferred) and a net increase of $17,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2007
Class A	$1,387,387	109,936	$262,533	20,810	$(711,485)	(56,387)	$938,435	74,359
Class B	54,630	4,331	18,085	1,434	(59,854)	(4,750)	12,861	1,015
Class C	181,364	14,371	22,195	1,759	(77,142)	(6,116)	126,417	10,014
Class F	288,084	22,815	26,200	2,076	(109,710)	(8,681)	204,574	16,210
Class 529-A	20,521	1,625	3,793	300	(5,648)	(447)	18,666	1,478
Class 529-B	2,087	165	628	50	(708)	(56)	2,007	159
Class 529-C	9,224	731	1,464	116	(3,247)	(258)	7,441	589
Class 529-E	1,020	81	206	16	(367)	(29)	859	68
Class 529-F	1,125	89	164	13	(534)	(42)	755	60
Class R-1	2,785	220	307	25	(912)	(72)	2,180	173
Class R-2	31,867	2,523	3,816	302	(17,707)	(1,403)	17,976	1,422
Class R-3	49,599	3,935	5,407	429	(21,513)	(1,706)	33,493	2,658
Class R-4	33,900	2,684	3,169	251	(11,643)	(922)	25,426	2,013
Class R-5	27,787	2,205	3,236	256	(11,057)	(875)	19,966	1,586
Total net increase
(decrease)	$2,091,380	165,711	$351,203	27,837	$(1,031,527)	(81,744)	$1,411,056	111,804

Year ended September 30, 2006
Class A	$1,836,967	150,540	$464,940	38,136	$(1,488,356)	(122,025)	$813,551	66,651
Class B	83,910	6,876	35,821	2,939	(132,928)	(10,896)	(13,197)	(1,081)
Class C	215,416	17,646	39,011	3,200	(189,470)	(15,533)	64,957	5,313
Class F	422,946	34,663	39,769	3,262	(255,884)	(20,984)	206,831	16,941
Class 529-A	27,498	2,253	5,944	488	(8,085)	(663)	25,357	2,078
Class 529-B	2,686	220	1,099	90	(1,455)	(119)	2,330	191
Class 529-C	11,808	968	2,389	196	(6,128)	(502)	8,069	662
Class 529-E	1,527	125	337	28	(682)	(56)	1,182	97
Class 529-F	1,418	116	258	21	(450)	(37)	1,226	100
Class R-1	4,022	330	468	38	(2,189)	(180)	2,301	188
Class R-2	48,334	3,959	6,045	496	(23,306)	(1,910)	31,073	2,545
Class R-3	69,151	5,670	7,805	640	(40,631)	(3,334)	36,325	2,976
Class R-4	45,516	3,729	4,297	352	(19,679)	(1,615)	30,134	2,466
Class R-5	35,308	2,894	4,732	388	(19,207)	(1,576)	20,833	1,706
Total net increase
(decrease)	$2,806,507	229,989	$612,915	50,274	$(2,188,450)	(179,430)	$1,230,972	100,833

(*) Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of March 31, 2007, the fund had an open forward currency contract to sell non-U.S. currencies as follows (amounts in thousands):

Non-U.S. currency contract	Contract amount		U.S. valuation at March 31, 2007
	Non-U.S.	U.S.	Amount	Unrealized depreciation

Purchases:

Euros expiring 4/12 to 6/14/2007	€32,909	$43,370	$44,126	($756)

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,452,103,000 and $2,633,181,000, respectively, during the six months ended March 31, 2007.

Financial highlights(1)

			Income (loss) from investment operations(2)

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 3/31/2007	(5)	$12.30	$.46	$.42	$.88	$(.47)	$12.71	7.25%	$9,503			.70%	(6)	.67%	(6)	7.37%	(6)
Year ended 9/30/2006		12.27	.92	.05	.97	(.94)	12.30	8.26	8,285			.69		.65		7.52
Year ended 9/30/2005		12.26	.89	.01	.90	(.89)	12.27	7.54	7,448			.68		.65		7.17
Year ended 9/30/2004		11.88	.87	.35	1.22	(.84)	12.26	10.57	6,920			.67		.67		7.19
Year ended 9/30/2003		9.62	.93	2.25	3.18	(.92)	11.88	34.30	6,235			.75		.75		8.49
Year ended 9/30/2002		11.27	1.08	(1.65)	(.57)	(1.08)	9.62	(5.88)	3,327			.88		.88		9.99
Class B:
Six months ended 3/31/2007	(5)	12.30	.41	.42	.83	(.42)	12.71	6.85	797			1.45	(6)	1.42	(6)	6.64	(6)
Year ended 9/30/2006		12.27	.83	.05	.88	(.85)	12.30	7.44	760			1.46		1.42		6.76
Year ended 9/30/2005		12.26	.80	.01	.81	(.80)	12.27	6.72	771			1.45		1.43		6.39
Year ended 9/30/2004		11.88	.78	.35	1.13	(.75)	12.26	9.71	794			1.46		1.46		6.40
Year ended 9/30/2003		9.62	.84	2.25	3.09	(.83)	11.88	33.28	736			1.51		1.51		7.63
Year ended 9/30/2002		11.27	1.00	(1.65)	(.65)	(1.00)	9.62	(6.57)	294			1.59		1.59		9.28
Class C:
Six months ended 3/31/2007	(5)	12.30	.41	.42	.83	(.42)	12.71	6.83	1,027			1.49	(6)	1.46	(6)	6.57	(6)
Year ended 9/30/2006		12.27	.82	.05	.87	(.84)	12.30	7.39	871			1.50		1.46		6.71
Year ended 9/30/2005		12.26	.79	.01	.80	(.79)	12.27	6.65	804			1.51		1.49		6.32
Year ended 9/30/2004		11.88	.77	.35	1.12	(.74)	12.26	9.62	812			1.54		1.54		6.31
Year ended 9/30/2003		9.62	.83	2.25	3.08	(.82)	11.88	33.17	772			1.60		1.60		7.49
Year ended 9/30/2002		11.27	.99	(1.65)	(.66)	(.99)	9.62	(6.65)	262			1.67		1.67		9.21
Class F:
Six months ended 3/31/2007	(5)	12.30	.46	.42	.88	(.47)	12.71	7.25	1,080			.71	(6)	.68	(6)	7.34	(6)
Year ended 9/30/2006		12.27	.92	.05	.97	(.94)	12.30	8.23	846			.71		.68		7.47
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	12.27	7.45	637			.76		.74		7.07
Year ended 9/30/2004		11.88	.86	.35	1.21	(.83)	12.26	10.44	578			.79		.78		7.05
Year ended 9/30/2003		9.62	.92	2.25	3.17	(.91)	11.88	34.17	470			.84		.84		8.26
Year ended 9/30/2002		11.27	1.07	(1.65)	(.58)	(1.07)	9.62	(5.95)	156			.93		.93		9.95
Class 529-A:
Six months ended 3/31/2007	(5)	12.30	.46	.42	.88	(.47)	12.71	7.22	114			.77	(6)	.74	(6)	7.31	(6)
Year ended 9/30/2006		12.27	.91	.05	.96	(.93)	12.30	8.21	92			.74		.70		7.47
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	12.27	7.44	66			.77		.75		7.09
Year ended 9/30/2004		11.88	.86	.35	1.21	(.83)	12.26	10.48	48			.76		.76		7.12
Year ended 9/30/2003		9.62	.92	2.25	3.17	(.91)	11.88	34.17	28			.77		.77		8.36
Period from 2/19/2002 to 9/30/2002		11.37	.65	(1.76)	(1.11)	(.64)	9.62	(10.11)	7			1.07	(6)	1.07	(6)	10.40	(6)
Class 529-B:
Six months ended 3/31/2007	(5)	12.30	.41	.42	.83	(.42)	12.71	6.80	20			1.56	(6)	1.53	(6)	6.52	(6)
Year ended 9/30/2006		12.27	.81	.05	.86	(.83)	12.30	7.30	18			1.58		1.55		6.63
Year ended 9/30/2005		12.26	.77	.01	.78	(.77)	12.27	6.52	15			1.64		1.61		6.22
Year ended 9/30/2004		11.88	.75	.35	1.10	(.72)	12.26	9.47	12			1.67		1.67		6.20
Year ended 9/30/2003		9.62	.82	2.25	3.07	(.81)	11.88	33.01	7			1.73		1.73		7.36
Period from 2/25/2002 to 9/30/2002		11.23	.59	(1.63)	(1.04)	(.57)	9.62	(9.54)	2			1.82	(6)	1.82	(6)	9.67	(6)
Class 529-C:
Six months ended 3/31/2007	(5)	12.30	.41	.42	.83	(.42)	12.71	6.80	49			1.56	(6)	1.52	(6)	6.52	(6)
Year ended 9/30/2006		12.27	.81	.05	.86	(.83)	12.30	7.31	40			1.57		1.54		6.64
Year ended 9/30/2005		12.26	.77	.01	.78	(.77)	12.27	6.53	32			1.63		1.60		6.23
Year ended 9/30/2004		11.88	.75	.35	1.10	(.72)	12.26	9.49	25			1.66		1.66		6.21
Year ended 9/30/2003		9.62	.82	2.25	3.07	(.81)	11.88	33.03	16			1.71		1.71		7.43
Period from 2/19/2002 to 9/30/2002		11.37	.60	(1.76)	(1.16)	(.59)	9.62	(10.52)	4			1.80	(6)	1.80	(6)	9.65	(6)
Class 529-E:
Six months ended 3/31/2007	(5)	12.30	.44	.42	.86	(.45)	12.71	7.07	6			1.04	(6)	1.01	(6)	7.04	(6)
Year ended 9/30/2006		12.27	.88	.05	.93	(.90)	12.30	7.88	5			1.05		1.01		7.17
Year ended 9/30/2005		12.26	.84	.01	.85	(.84)	12.27	7.09	4			1.10		1.07		6.77
Year ended 9/30/2004		11.88	.82	.35	1.17	(.79)	12.26	10.06	3			1.13		1.13		6.75
Year ended 9/30/2003		9.62	.88	2.25	3.13	(.87)	11.88	33.73	2			1.18		1.18		7.94
Period from 3/15/2002 to 9/30/2002		11.57	.57	(1.96)	(1.39)	(.56)	9.62	(12.29)	-		(7)	1.27	(6)	1.27	(6)	10.45	(6)
Class 529-F:
Six months ended 3/31/2007	(5)	12.30	.47	.42	.89	(.48)	12.71	7.33	5			.54	(6)	.51	(6)	7.53	(6)
Year ended 9/30/2006		12.27	.94	.05	.99	(.96)	12.30	8.41	4			.55		.52		7.66
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	12.27	7.45	3			.75		.72		7.13
Year ended 9/30/2004		11.88	.85	.35	1.20	(.82)	12.26	10.34	2			.88		.88		6.99
Year ended 9/30/2003		9.62	.91	2.25	3.16	(.90)	11.88	34.06	1			.92		.92		7.96
Period from 9/16/2002 to 9/30/2002		9.88	.08	(.30)	(.22)	(.04)	9.62	(2.23)	-		(7)	.05		.05		.77

Class R-1:
Six months ended 3/31/2007	(5)	$12.30	$.41	$.42	$.83	$(.42)	$12.71	6.81%	$11			1.59%	(6)	1.51%	(6)	6.53%	(6)
Year ended 9/30/2006		12.27	.82	.05	.87	(.84)	12.30	7.35	8			1.59		1.50		6.68
Year ended 9/30/2005		12.26	.78	.01	.79	(.78)	12.27	6.61	6			1.61		1.52		6.35
Year ended 9/30/2004		11.88	.76	.35	1.11	(.73)	12.26	9.59	3			1.68		1.56		6.32
Year ended 9/30/2003		9.62	.83	2.25	3.08	(.82)	11.88	33.16	1			2.01		1.60		7.20
Period from 7/11/2002 to 9/30/2002		10.00	.23	(.40)	(.17)	(.21)	9.62	(1.70)	-		(7)	2.07		.38		2.32
Class R-2:
Six months ended 3/31/2007	(5)	12.30	.41	.42	.83	(.42)	12.71	6.82	128			1.70	(6)	1.47	(6)	6.58	(6)
Year ended 9/30/2006		12.27	.82	.05	.87	(.84)	12.30	7.37	106			1.90		1.48		6.70
Year ended 9/30/2005		12.26	.79	.01	.80	(.79)	12.27	6.64	74			1.94		1.49		6.36
Year ended 9/30/2004		11.88	.77	.35	1.12	(.74)	12.26	9.63	44			2.10		1.53		6.36
Year ended 9/30/2003		9.62	.84	2.25	3.09	(.83)	11.88	33.21	15			2.31		1.57		7.34
Period from 6/18/2002 to 9/30/2002		10.76	.31	(1.18)	(.87)	(.27)	9.62	(8.05)	-		(7)	.85		.48		3.17
Class R-3:
Six months ended 3/31/2007	(5)	12.30	.44	.42	.86	(.45)	12.71	7.06	172			1.06	(6)	1.03	(6)	7.02	(6)
Year ended 9/30/2006		12.27	.87	.05	.92	(.89)	12.30	7.84	134			1.08		1.05		7.13
Year ended 9/30/2005		12.26	.84	.01	.85	(.84)	12.27	7.06	97			1.13		1.10		6.74
Year ended 9/30/2004		11.88	.82	.35	1.17	(.79)	12.26	10.05	58			1.15		1.14		6.76
Year ended 9/30/2003		9.62	.88	2.25	3.13	(.87)	11.88	33.71	14			1.28		1.18		7.74
Period from 6/21/2002 to 9/30/2002		10.60	.31	(1.01)	(.70)	(.28)	9.62	(6.63)	1			.51		.36		3.21
Class R-4:
Six months ended 3/31/2007	(5)	12.30	.46	.42	.88	(.47)	12.71	7.22	101			.76	(6)	.72	(6)	7.31	(6)
Year ended 9/30/2006		12.27	.91	.05	.96	(.93)	12.30	8.19	73			.75		.72		7.46
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	12.27	7.46	42			.75		.72		7.14
Year ended 9/30/2004		11.88	.86	.35	1.21	(.83)	12.26	10.45	24			.79		.78		7.11
Year ended 9/30/2003		9.62	.92	2.25	3.17	(.91)	11.88	34.17	9			.86		.83		8.13
Period from 7/19/2002 to 9/30/2002		9.97	.22	(.38)	(.16)	(.19)	9.62	(1.58)	-		(7)	9.55		.14		2.25
Class R-5:
Six months ended 3/31/2007	(5)	12.30	.48	.42	.90	(.49)	12.71	7.38	107			.45	(6)	.42	(6)	7.62	(6)
Year ended 9/30/2006		12.27	.95	.05	1.00	(.97)	12.30	8.51	84			.46		.42		7.75
Year ended 9/30/2005		12.26	.92	.01	.93	(.92)	12.27	7.78	63			.46		.43		7.37
Year ended 9/30/2004		11.88	.90	.35	1.25	(.87)	12.26	10.80	74			.47		.47		7.39
Year ended 9/30/2003		9.62	.95	2.25	3.20	(.94)	11.88	34.61	75			.52		.52		8.77
Period from 5/15/2002 to 9/30/2002		11.30	.42	(1.70)	(1.28)	(.40)	9.62	(11.41)	42			.23		.23		4.25

	Six months ended March 31,	Year ended September 30
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	23%	41%	39%	39%	41%	34%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.  During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2007:

	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	+5.52%	+9.20%	+6.93%
Not reflecting CDSC	+10.52%	+9.48%	+6.93%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+9.47%	+9.41%	+7.89%
Not reflecting CDSC	+10.47%	+9.41%	+7.89%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+11.34%	+10.24%	+8.68%

Class 529-A shares†— first sold 2/19/02
Reflecting 3.75% maximum sales charge	+7.12%	+9.38%	+9.62%
Not reflecting maximum sales charge	+11.30%	+10.22%	+10.44%

Class 529-B shares†— first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	+5.39%	+9.01%	+9.64%
Not reflecting CDSC	+10.39%	+9.29%	+9.77%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+9.40%	+9.30%	+9.52%
Not reflecting CDSC	+10.40%	+9.30%	+9.52%

Class 529-E shares*†— first sold 3/15/02	+10.97%	+9.88%	+9.72%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+11.52%	—	+13.95%

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 to 27 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Expense example
  unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006, through March 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2006	Ending account value 3/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,072.52	$3.46	.67%
Class A -- assumed 5% return	1,000.00	1,021.59	3.38	.67
Class B -- actual return	1,000.00	1,068.54	7.32	1.42
Class B -- assumed 5% return	1,000.00	1,017.85	7.14	1.42
Class C -- actual return	1,000.00	1,068.35	7.53	1.46
Class C -- assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class F -- actual return	1,000.00	1,072.46	3.51	.68
Class F -- assumed 5% return	1,000.00	1,021.54	3.43	.68
Class 529-A -- actual return	1,000.00	1,072.16	3.82	.74
Class 529-A -- assumed 5% return	1,000.00	1,021.24	3.73	.74
Class 529-B -- actual return	1,000.00	1,067.96	7.89	1.53
Class 529-B -- assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class 529-C -- actual return	1,000.00	1,067.99	7.84	1.52
Class 529-C -- assumed 5% return	1,000.00	1,017.35	7.64	1.52
Class 529-E -- actual return	1,000.00	1,070.71	5.21	1.01
Class 529-E -- assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class 529-F -- actual return	1,000.00	1,073.32	2.64	.51
Class 529-F -- assumed 5% return	1,000.00	1,022.39	2.57	.51
Class R-1 -- actual return	1,000.00	1,068.07	7.79	1.51
Class R-1 -- assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2 -- actual return	1,000.00	1,068.24	7.58	1.47
Class R-2 -- assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class R-3 -- actual return	1,000.00	1,070.57	5.32	1.03
Class R-3 -- assumed 5% return	1,000.00	1,019.80	5.19	1.03
Class R-4 -- actual return	1,000.00	1,072.22	3.72	.72
Class R-4 -- assumed 5% return	1,000.00	1,021.34	3.63	.72
Class R-5 -- actual return	1,000.00	1,073.81	2.17	.42
Class R-5 -- assumed 5% return	1,000.00	1,022.84	2.12	.42

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Offices of the fund
and of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered
public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2007, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
> American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
         Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGESR-921-0507P

Litho in USA RCG/L/8076-S7493

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds®]

American High-Income TrustSM
Investment portfolio

March 31, 2007
unaudited

Bonds & notes — 85.96%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 79.82%
CONSUMER DISCRETIONARY — 24.51%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$14,105	$14,951
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	6,000	6,068
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	5,525	5,774
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	61,665	64,517
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	2,850	2,893
Charter Communications Operating, LLC, Term Loan Facilities B, 8.005% 2013[2,3]	43,500	43,473
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	48,065	49,988
Charter Communications Operating, LLC, Term Loan Facilities B, 7.33% 2014[2,3]	108,275	108,004
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	37,800	39,548
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	41,075	42,821
General Motors Corp. 7.20% 2011	96,220	91,650
General Motors Corp. 7.125% 2013	31,125	29,180
General Motors Corp. 7.25% 2013	€3,000	3,871
General Motors Corp. 7.70% 2016	$29,565	27,569
General Motors Corp. 8.80% 2021	29,975	29,001
General Motors Corp. 9.40% 2021	3,350	3,300
General Motors Corp. 8.25% 2023	3,650	3,303
General Motors Corp. 8.375% 2033	5,000	4,513
Univision Communications Inc., Second Lien Term Loan, 7.85% 2009[2,3]	7,130	7,139
Univision Communications Inc. 7.85% 2011	16,000	16,800
Univision Communications Inc., Term Loan B, 7.60% 2014[2,3]	32,275	32,275
Univision Communications Inc. 9.75% 2015[1,4]	75,655	75,750
Michaels Stores, Inc., Term Loan B, 8.125% 2013[2,3]	14,065	14,205
Michaels Stores, Inc. 10.00% 2014[1]	72,175	77,588
Michaels Stores, Inc. 0%/13.00% 2016[1,5]	3,900	2,477
Delphi Automotive Systems Corp. 6.50% 2009[6]	34,600	38,925
Delphi Corp. 6.50% 2013[6]	17,190	18,780
Delphi Automotive Systems Corp. 6.55% 2006[6]	12,730	14,258
Delphi Automotive Systems Corp. 7.125% 2029[6]	14,300	16,123
Delphi Trust I 8.25% 2033[6]	4,470	5,386
Technical Olympic USA, Inc. 9.00% 2010	29,511	27,667
Technical Olympic USA, Inc. 9.00% 2010	11,165	10,467
Technical Olympic USA, Inc. 7.50% 2011	15,450	11,626
Technical Olympic USA, Inc. 8.25% 2011[1]	2,000	1,865
Technical Olympic USA, Inc. 10.375% 2012	33,745	25,646
Technical Olympic USA, Inc. 7.50% 2015	8,075	5,753
K. Hovnanian Enterprises, Inc. 10.50% 2007	5,000	5,100
K. Hovnanian Enterprises, Inc. 6.00% 2010	5,275	4,985
K. Hovnanian Enterprises, Inc. 8.875% 2012	20,915	20,235
K. Hovnanian Enterprises, Inc. 7.75% 2013	8,900	8,144
K. Hovnanian Enterprises, Inc. 6.375% 2014	8,450	7,436
K. Hovnanian Enterprises, Inc. 6.25% 2016	6,000	5,175
K. Hovnanian Enterprises, Inc. 7.50% 2016	7,820	7,331
K. Hovnanian Enterprises, Inc. 8.625% 2017	20,000	19,400
Mirage Resorts, Inc. 6.75% 2007	5,700	5,736
Mandalay Resort Group, Series B, 10.25% 2007	5,000	5,088
Mirage Resorts, Inc. 6.75% 2008	4,800	4,848
MGM MIRAGE 6.00% 2009	21,677	21,812
Mandalay Resort Group 6.50% 2009	1,250	1,270
MGM MIRAGE 8.50% 2010	6,100	6,550
Mandalay Resort Group 6.375% 2011	1,500	1,515
MGM MIRAGE 6.75% 2012	1,700	1,698
MGM MIRAGE 6.75% 2013	16,930	16,888
MGM MIRAGE 6.625% 2015	6,950	6,707
NTL Cable PLC 8.75% 2014	40,625	42,453
NTL Cable PLC 8.75% 2014	€4,500	6,499
NTL Cable PLC 9.75% 2014	£3,000	6,261
NTL Cable PLC 9.125% 2016	$10,800	11,448
Tenneco Automotive Inc., Series B, 10.25% 2013	16,725	18,314
Tenneco Automotive Inc. 8.625% 2014	43,250	45,304
CanWest Media Inc., Series B, 8.00% 2012	60,123	62,527
Mohegan Tribal Gaming Authority 6.375% 2009	44,040	44,040
Mohegan Tribal Gaming Authority 8.00% 2012	7,775	8,105
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	1,213
Mohegan Tribal Gaming Authority 7.125% 2014	7,825	7,982
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	5,000	5,238
R.H. Donnelley Inc. 10.875% 2012[1]	3,000	3,255
Dex Media, Inc., Series B, 0%/9.00% 2013[5]	9,000	8,426
R.H. Donnelley Corp., Series A-1, 6.875% 2013	10,150	9,922
R.H. Donnelley Corp., Series A-2, 6.875% 2013	9,000	8,798
Dex Media, Inc., Series B, 8.00% 2013	3,075	3,236
R.H. Donnelley Corp., Series A-3, 8.875% 2016	20,475	21,857
Linens ’n Things, Inc. 10.985% 2014[2]	64,350	60,167
William Lyon Homes, Inc. 7.625% 2012	16,175	14,477
William Lyon Homes, Inc. 10.75% 2013	20,395	19,783
William Lyon Homes, Inc. 7.50% 2014	27,410	24,121
Burlington Coat Factory Warehouse Corp. 11.125% 2014	56,000	57,400
Bon-Ton Department Stores, Inc. 10.25% 2014	52,040	56,138
Young Broadcasting Inc. 10.00% 2011	52,810	52,282
Young Broadcasting Inc. 8.75% 2014	2,325	2,180
American Media Operations, Inc., Series B, 10.25% 2009	37,770	35,882
American Media Operations, Inc. 8.875% 2011	17,615	16,074
Boyd Gaming Corp. 7.75% 2012	29,700	30,814
Boyd Gaming Corp. 8.75% 2012	4,500	4,719
Boyd Gaming Corp. 6.75% 2014	16,000	16,040
Grupo Posadas, SA de CV 8.75% 2011[1]	46,225	48,074
Grupo Posadas, SA de CV 8.75% 2011	750	780
Toys “R” Us, Inc. 7.625% 2011	23,935	22,858
Toys “R” Us-Delaware, Inc., Term Loan B, 9.61% 2012[2,3]	24,600	25,166
Education Management LLC and Education Management Finance Corp. 10.25% 2016	43,270	47,164
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	45,735	45,506
Idearc Inc. 8.00% 2016[1]	43,900	45,382
Dollarama Group LP and Dollarama Corp. 8.875% 2012	41,125	43,078
Beazer Homes USA, Inc. 8.625% 2011	9,600	9,432
Beazer Homes USA, Inc. 8.375% 2012	1,650	1,596
Beazer Homes USA, Inc. 6.875% 2015	8,110	7,279
Beazer Homes USA, Inc. 8.125% 2016	25,325	23,932
AMC Entertainment Inc., Series B, 8.625% 2012	21,375	22,764
AMC Entertainment Inc. 8.00% 2014	8,175	8,359
AMC Entertainment Inc., Series B, 11.00% 2016	7,550	8,635
CSC Holdings, Inc., Series B, 8.125% 2009	22,900	23,816
Cablevision Systems Corp., Series B, 8.00% 2012	14,865	15,162
Kabel Deutschland GmbH 10.625% 2014	34,275	38,388
Gaylord Entertainment Co. 8.00% 2013	22,809	23,465
Gaylord Entertainment Co. 6.75% 2014	12,850	12,577
Neiman Marcus Group, Inc. 9.00% 2015[4]	32,655	35,920
Seneca Gaming Corp. 7.25% 2012	24,275	24,548
Seneca Gaming Corp. 7.25% 2012	8,440	8,535
Standard Pacific Corp. 5.125% 2009	8,625	8,237
Standard Pacific Corp. 6.50% 2010	2,000	1,915
Standard Pacific Corp. 9.25% 2012	1,000	965
Standard Pacific Corp. 7.75% 2013	3,920	3,783
Standard Pacific Corp. 6.25% 2014	3,000	2,655
Standard Pacific Corp. 7.00% 2015	16,195	14,535
Ford Capital BV 9.50% 2010	4,000	4,020
Ford Motor Co., Term Loan B, 8.36% 2013[2,3]	13,965	14,017
Ford Motor Co. 6.50% 2018	17,490	14,036
Dillard’s, Inc. 6.69% 2007	1,950	1,965
Dillard’s, Inc. 6.30% 2008	1,382	1,398
Dillard’s, Inc. 6.625% 2008	10,165	10,305
Dillard Department Stores, Inc. 9.125% 2011	8,230	9,022
Dillard Department Stores, Inc. 7.85% 2012	1,900	1,983
Dillard’s, Inc. 7.13% 2018	4,000	3,955
Dillard’s, Inc. 7.00% 2028	3,000	2,745
Iesy Repository GmbH 10.125% 2015	€4,750	7,011
Iesy Repository GmbH 10.375% 2015[1]	$22,850	24,335
Sealy Mattress Co. 8.25% 2014	28,295	29,922
Cinemark USA, Inc., Term Loan B, 7.40% 2013[2,3]	5,721	5,743
Cinemark, Inc. 0%/9.75% 2014[5]	26,025	23,943
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	29,659
Hanesbrands Inc. 8.735% 2014[1,2]	26,790	27,426
Telenet Communications NV 9.00% 2013	€7,171	10,549
Telenet Group Holding NV 0%/11.50% 2014[1,5]	$17,541	16,532
Vidéotron Ltée 6.875% 2014	15,540	15,773
Vidéotron Ltée 6.375% 2015	9,535	9,416
Quebecor Media Inc. 7.75% 2016	23,700	24,470
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	24,275	23,304
Goodyear Tire & Rubber Co. 9.14% 2009[1,2]	17,500	17,653
Goodyear Tire & Rubber Co. 8.625% 2011[1]	4,675	5,049
Gray Communications Systems, Inc. 9.25% 2011	20,800	21,814
Radio One, Inc., Series B, 8.875% 2011	11,100	11,502
Radio One, Inc. 6.375% 2013	9,800	9,506
Visteon Corp. 8.25% 2010	20,000	20,500
DaimlerChrysler North America Holding Corp. 5.77% 2009[2]	20,000	20,072
AOL Time Warner Inc. 6.15% 2007	20,000	20,006
KB Home 5.875% 2015	1,610	1,427
KB Home 6.25% 2015	20,600	18,566
J.C. Penney Co., Inc. 8.00% 2010	14,995	16,071
J.C. Penney Co., Inc. 9.00% 2012	2,980	3,435
WCI Communities, Inc. 9.125% 2012	10,000	9,975
WCI Communities, Inc. 7.875% 2013	9,060	8,743
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	17,450	17,930
Meritage Corp. 7.00% 2014	3,250	3,083
Meritage Homes Corp. 6.25% 2015	16,350	14,838
LBI Media, Inc. 10.125% 2012	15,730	16,595
Liberty Media Corp. 7.75% 2009	4,750	4,995
Liberty Media Corp. 5.70% 2013	3,675	3,542
Liberty Media Corp. 8.25% 2030	7,050	7,083
Royal Caribbean Cruises Ltd. 7.00% 2007	10,293	10,392
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	3,419
Royal Caribbean Cruises Ltd. 6.875% 2013	1,750	1,799
Warnaco, Inc. 8.875% 2013	13,900	14,821
Cooper-Standard Automotive Inc. 7.00% 2012	10,000	9,375
Cooper-Standard Automotive Inc. 8.375% 2014	6,000	5,055
MDC Holdings, Inc. 7.00% 2012	10,000	10,407
MDC Holdings, Inc. 5.50% 2013	4,000	3,779
Regal Cinemas Corp., Series B, 9.375% 2012[7]	13,300	13,948
WDAC Intermediate Corp. 8.375% 2014[1]	10,500	11,235
WDAC Intermediate Corp. 8.50% 2014	€1,750	2,516
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[1]	$12,625	13,035
D.R. Horton, Inc. 8.00% 2009	10,770	11,174
D.R. Horton, Inc. 7.875% 2011	1,530	1,632
Gamestop Corp. 8.00% 2012	11,800	12,567
Entercom Radio, LLC 7.625% 2014	11,740	11,916
Fisher Communications, Inc. 8.625% 2014	10,565	11,371
Hilton Hotels Corp. 7.625% 2008	4,700	4,818
Hilton Hotels Corp. 7.20% 2009	5,885	6,150
Riddell Bell Holdings Inc. 8.375% 2012	10,175	10,099
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	9,307	9,854
Carmike Cinemas, Inc., Term Loan B, 8.59% 2012[2,3]	9,156	9,224
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	8,805	8,926
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	4,850	4,983
Mediacom Broadband LLC and Medicom Broadband Corp. 8.50% 2015[1]	3,525	3,622
Warner Music Group 7.375% 2014	7,760	7,430
Lenfest Communications, Inc. 7.625% 2008	6,750	6,867
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	3,875	3,878
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	2,600	2,797
Toll Corp. 8.25% 2011	5,500	5,727
Viacom Inc. 5.75% 2011	4,500	4,566
Buffets, Inc. 12.50% 2014	4,350	4,546
RBS-Zero Editora Jornalística SA 11.00% 2010[1]	3,410	3,700
News America Inc. 6.75% 2038	2,990	3,170
KAC Acquisition Corp. 8.00% 2026[1,4,7]	188	188
		3,215,433

INDUSTRIALS — 11.41%
Calair LLC and Calair Capital Corp. 8.125% 2008	10,365	10,495
Continental Airlines, Inc. 8.75% 2011	18,950	18,666
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	5,000	5,278
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[3]	3,725	3,843
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	6,394	6,430
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	15,663	15,692
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	12,658	12,571
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	5,657	5,983
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	5,776	6,025
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3,8]	9,566	9,955
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	15,071	15,683
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	3,445	3,585
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,989	3,305
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	4,969	5,531
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	11,583	12,169
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[1]	64,500	70,628
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[1,5]	54,900	38,704
AMR Corp., Series B, 10.45% 2011	1,850	1,915
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	17,375	17,777
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[3]	8,690	9,195
AMR Corp. 9.00% 2012	16,155	17,044
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	19,994	21,770
AMR Corp. 9.00% 2016	1,475	1,519
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	23,917	23,663
AMR Corp. 9.88% 2020	1,275	1,246
AMR Corp. 9.80% 2021	2,555	2,552
AMR Corp. 10.00% 2021	9,000	9,045
NTK Holdings Inc. 0%/10.75% 2014[5]	52,460	38,296
THL Buildco, Inc. 8.50% 2014	41,445	40,512
Hawker Beechcraft 8.50% 2015[1]	12,435	12,948
Hawker Beechcraft 8.875% 2015[1,4]	54,805	56,792
Hawker Beechcraft 9.75% 2017[1]	7,055	7,390
Allied Waste North America, Inc., Series B, 6.50% 2010	9,500	9,571
Allied Waste North America, Inc., Series B, 5.75% 2011	24,630	24,137
Allied Waste North America, Inc., Series B, 6.375% 2011	5,000	5,012
Allied Waste North America, Inc., Series B, 6.125% 2014	11,000	10,753
Allied Waste North America, Inc., Series B, 7.375% 2014	22,830	23,287
Allied Waste North America, Inc. 6.875% 2017	2,800	2,821
Northwest Airlines, Inc. 7.875% 2008[6]	15,900	13,515
Northwest Airlines, Inc. 10.00% 2009[6]	7,300	6,205
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[2,3]	18,150	18,218
Northwest Airlines, Inc. 8.875% 2006[6]	8,315	7,047
Northwest Airlines, Inc. 8.70% 2007[6]	5,000	4,250
Northwest Airlines, Inc. 9.875% 2007[6]	9,500	8,265
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[2,3]	12,500	12,500
DRS Technologies, Inc. 6.875% 2013	36,855	37,408
DRS Technologies, Inc. 6.625% 2016	8,900	9,034
DRS Technologies, Inc. 7.625% 2018	22,050	23,042
Goodman Global Holdings, Inc., Series B, 7.875% 2012	58,330	58,913
Goodman Global Holdings, Inc., Series B, 8.36% 2012[2]	10,270	10,373
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]	2,067	2,084
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,6]	17,433	19,928
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	9,974	10,155
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	7,016	7,063
United Airlines, Term Loan B, 7.375% 2014[2,3]	14,080	14,080
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	6,942	7,042
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,6]	1,142	0
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	49,705	53,184
ACIH, Inc. 0%/11.50% 2012[1,5]	37,235	31,464
Atrium Companies, Inc., Term Loan B, 8.60% 2012[2,3]	18,150	18,150
ARAMARK Corp., Term Loan B, 7.445% 2014[2,3]	26,258	26,323
ARAMARK Corp. 8.50% 2015[1]	19,345	20,216
ARAMARK Corp. 8.86% 2015[1,2]	2,450	2,530
Accuride Corp. 8.50% 2015	48,015	48,615
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	30,948	32,650
H-Lines Finance Holding Corp. 0%/11.00% 2013[5]	14,040	13,408
Ashtead Group PLC 8.625% 2015[1]	19,525	20,501
Ashtead Capital, Inc. 9.00% 2016[1]	22,350	23,915
Delta Air Lines, Inc. 8.00% 2007[1,6]	15,525	8,344
Delta Air Lines, Inc. 7.90% 2009[6]	5,000	2,825
Delta Air Lines, Inc. 10.125% 2010[6]	1,650	924
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[3]	1,906	1,953
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	17,018	17,715
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[3]	3,500	3,581
Delta Air Lines, Inc. 9.75% 2021[6]	2,200	1,221
Delta Air Lines, Inc. 10.375% 2022[6]	3,000	1,665
Standard Aero Holdings, Inc. 8.25% 2014	31,445	33,882
K&F Industries, Inc. 7.75% 2014	28,375	30,290
RBS Global, Inc. and Rexnord LLC 9.50% 2014	15,775	16,485
RBS Global, Inc. and Rexnord LLC 8.875% 2016[1]	10,425	10,581
TFM, SA de CV 9.375% 2012	22,500	24,300
TFM, SA de CV 12.50% 2012	2,310	2,488
United Rentals (North America), Inc., Series B, 6.50% 2012	14,675	14,712
United Rentals (North America), Inc. 7.75% 2013	8,625	8,905
Williams Scotsman, Inc. 8.50% 2015	22,375	23,550
TransDigm Inc. 7.75% 2014	15,110	15,677
TransDigm Group Inc. 7.75% 2014[1]	3,500	3,631
RSC Equipment Rental, Second Lien Term Loan B, 8.85% 2013[2,3]	16,575	16,949
Mobile Storage Group, Inc. 9.75% 2014[1]	14,950	15,884
Kansas City Southern Railway Co. 9.50% 2008	3,150	3,315
Kansas City Southern Railway Co. 7.50% 2009	11,567	11,885
Hertz Corp. 8.875% 2014	3,175	3,421
Hertz Corp. 10.50% 2016	8,600	9,825
H&E Equipment Services, Inc. 8.375% 2016	11,500	12,276
Case New Holland Inc. 6.00% 2009	10,000	10,050
Alion Science and Technology 10.25% 2015[1]	9,680	10,019
Terex Corp. 7.375% 2014	9,075	9,393
Park-Ohio Industries, Inc. 8.375% 2014	6,225	6,132
Quebecor World Inc. 8.75% 2016[1]	5,915	6,018
Esco Corp. 8.625% 2013[1]	5,600	5,964
American Standard Inc. 8.25% 2009	5,190	5,484
Esterline Technologies Corp. 6.625% 2017[1]	3,500	3,535
AGCO Corp. 6.875% 2014	€1,500	2,116
		1,496,861

TELECOMMUNICATION SERVICES — 11.40%
Triton PCS, Inc. 8.75% 2011[7]	$46,050	47,432
Triton PCS, Inc. 9.375% 2011[7]	60,180	61,985
Triton PCS, Inc. 8.50% 2013	113,840	117,824
Windstream Corp. 8.125% 2013	103,600	112,665
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	44,450	48,117
Windstream Corp. 8.625% 2016	12,300	13,515
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	32,840	35,016
American Cellular Corp., Series B, 10.00% 2011	8,680	9,233
Dobson Communications Corp. 9.61% 2012[2]	19,850	20,520
Dobson Cellular Systems, Inc. 9.875% 2012	20,375	22,311
Dobson Communications Corp. 8.875% 2013	41,125	42,564
American Cellular Corp., Term Loan B, 7.35% 2014[2,3]	21,250	21,356
Qwest Capital Funding, Inc. 7.00% 2009	20,500	20,859
Qwest Capital Funding, Inc. 7.90% 2010	18,285	19,154
Qwest Communications International Inc. 7.25% 2011	43,725	44,982
Qwest Capital Funding, Inc. 7.25% 2011	31,380	32,282
Qwest Corp. 8.875% 2012	3,600	3,996
Qwest Communications International Inc., Series B, 7.50% 2014	6,000	6,210
Qwest Capital Funding, Inc. 7.625% 2021	1,325	1,338
U S WEST Capital Funding, Inc. 6.875% 2028	3,300	3,135
Intelsat, Ltd. 6.50% 2013	23,150	20,546
Intelsat (Bermuda), Ltd. 8.25% 2013	36,930	38,684
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[5]	8,200	6,847
Intelsat (Bermuda), Ltd. 8.625% 2015	13,350	14,351
Intelsat Corp. 9.00% 2016[1]	13,075	14,464
Intelsat (Bermuda), Ltd. 9.25% 2016[1]	27,200	30,260
Intelsat (Bermuda), Ltd. 11.25% 2016[1]	5,550	6,327
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	34,505	37,438
Centennial Communications Corp. 11.11% 2013[2]	39,750	42,036
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	24,175	25,082
American Tower Corp. 7.25% 2011	8,925	9,237
American Tower Corp. 7.125% 2012	64,360	66,613
American Tower Corp. 7.50% 2012	18,300	19,078
Nextel Communications, Inc., Series E, 6.875% 2013	14,500	14,869
Nextel Communications, Inc., Series D, 7.375% 2015	70,578	73,066
Cricket Communications, Inc. 9.375% 2014[1]	59,075	62,915
Rural Cellular Corp. 9.75% 2010	6,000	6,210
Rural Cellular Corp. 8.25% 2012	11,850	12,442
Rural Cellular Corp. 11.11% 2012[2]	33,900	35,426
Hawaiian Telcom Communications, Inc. 9.75% 2013	23,340	24,274
Hawaiian Telcom Communications, Inc. 10.889% 2013[2]	19,715	20,109
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	8,725	9,597
Cincinnati Bell Inc. 7.25% 2013	38,425	40,058
Rogers Wireless Inc. 7.25% 2012	11,725	12,590
Rogers Wireless Inc. 7.50% 2015	17,950	19,543
Rogers Cantel Inc. 9.75% 2016	1,625	2,056
Orascom Telecom 7.875% 2014[1]	32,780	32,452
Digicel Group Ltd. 8.875% 2015[1]	29,100	28,300
NTELOS Inc., Term Loan B, 7.57% 2011[2,3]	21,073	21,242
Level 3 Financing, Inc. 9.25% 2014[1]	18,750	19,359
Millicom International Cellular SA 10.00% 2013	16,550	18,205
MetroPCS Wireless, Inc., Term Loan B, 7.625% 2013[2,3]	11,970	12,045
Nordic Telephone Co. Holding ApS 8.875% 2016[1]	7,900	8,492
América Móvil SA de CV 8.46% 2036	MXP65,000	5,972
iPCS, Inc. 11.50% 2012	$1,500	1,657
		1,496,336

MATERIALS — 7.42%
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	33,010	33,175
Stone Container Corp. 8.375% 2012	12,840	12,936
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	27,405	26,720
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[1]	18,560	18,235
Abitibi-Consolidated Co. of Canada 5.25% 2008	6,250	6,125
Abitibi-Consolidated Finance LP 7.875% 2009	7,415	7,461
Abitibi-Consolidated Inc. 8.55% 2010	16,275	16,560
Abitibi-Consolidated Inc. 7.75% 2011	8,025	7,704
Abitibi-Consolidated Co. of Canada 8.855% 2011[2]	6,975	6,748
Abitibi-Consolidated Co. of Canada 6.00% 2013	6,475	5,536
Abitibi-Consolidated Co. of Canada 8.375% 2015	25,650	24,239
Georgia Gulf Corp. 9.50% 2014[1]	60,860	58,730
Georgia Gulf Corp. 10.75% 2016[1]	10,125	9,771
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	31,670	34,164
Freeport-McMoRan Copper & Gold Inc. 8.546% 2015[2]	6,000	6,323
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	24,790	26,866
Owens-Illinois, Inc. 8.10% 2007	250	251
Owens-Illinois, Inc. 7.35% 2008	2,440	2,464
Owens-Brockway Glass Container Inc. 8.875% 2009	8,988	9,213
Owens-Illinois, Inc. 7.50% 2010	2,000	2,040
Owens-Brockway Glass Container Inc. 7.75% 2011	15,985	16,584
Owens-Brockway Glass Container Inc. 8.75% 2012	15,050	15,915
Owens-Brockway Glass Container Inc. 8.25% 2013	4,150	4,347
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	513
Nalco Co. 7.75% 2011	$35,640	36,709
Nalco Co. 8.875% 2013	5,000	5,337
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[5]	7,300	6,461
Momentive Performance Materials Inc. 9.75% 2014[1]	36,625	37,907
Momentive Performance Materials Inc. 11.50% 2016[1]	9,000	9,270
Building Materials Corp. of America 7.75% 2014	45,035	44,472
Boise Cascade, LLC and Boise Cascade Finance Corp. 8.235% 2012[2]	4,300	4,338
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	39,130	38,934
Domtar Inc. 5.375% 2013	4,575	4,238
Domtar Corp., Term Loan B, 6.695% 2014[2,3]	5,000	4,994
Domtar Inc. 7.125% 2015	18,285	18,285
Domtar Inc. 9.50% 2016	6,350	7,144
Associated Materials Inc. 9.75% 2012	10,315	10,779
AMH Holdings, Inc. 0%/11.25% 2014[5]	31,830	22,520
AEP Industries Inc. 7.875% 2013	29,155	29,884
Equistar Chemicals, LP 10.125% 2008	13,775	14,567
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	10,265	10,753
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	2,725	2,888
Lyondell Chemical Co. 10.50% 2013	1,180	1,298
Graphic Packaging International, Inc. 8.50% 2011	23,565	24,625
Graphic Packaging International, Inc. 9.50% 2013	4,425	4,729
FMG Finance Pty Ltd. 10.625% 2016[1]	22,950	26,507
United States Steel Corp. 9.75% 2010	20,923	22,074
Plastipak Holdings, Inc. 8.50% 2015[1]	20,340	21,662
Ainsworth Lumber Co. Ltd. 7.25% 2012	5,350	3,972
Ainsworth Lumber Co. Ltd. 6.75% 2014	19,005	13,304
Ainsworth Lumber Co. Ltd. 6.75% 2014	5,550	3,829
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[5]	12,722	11,879
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	7,075	8,072
Georgia-Pacific Corp., First Lien Term Loan B, 7.34% 2012[2,3]	19,813	19,937
Rockwood Specialties Group, Inc. 10.625% 2011	511	542
Rockwood Specialties Group, Inc. 7.50% 2014	5,765	5,880
Rockwood Specialties Group, Inc. 7.625% 2014	€7,200	10,062
JSG Funding PLC 9.625% 2012	$3,885	4,147
JSG Funding PLC 7.75% 2015	€4,250	6,067
Smurfit Capital Funding PLC 7.50% 2025	$4,250	4,356
Neenah Paper, Inc. 7.375% 2014	14,325	13,895
Rhodia 8.875% 2011	392	411
Rhodia SA 9.25% 2011	€8,590	12,177
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	$12,700	12,548
Covalence Specialty Materials Corp. 10.25% 2016[1]	11,525	11,583
NewPage Corp., Series A, 12.00% 2013	9,700	10,573
Mosaic Co. 7.375% 2014[1]	4,455	4,667
Mosaic Co. 7.625% 2016[1]	5,240	5,554
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	9,000	9,225
Vale Overseas Ltd. 6.25% 2017	3,700	3,789
Vale Overseas Ltd. 6.875% 2036	4,000	4,151
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,400
Exopack Holding Corp. 11.25% 2014	3,650	3,924
Huntsman LLC 11.50% 2012	500	561
Huntsman International LLC 7.50% 2015	€2,250	3,182
Ispat Inland ULC 9.75% 2014	$3,233	3,573
Airgas, Inc. 6.25% 2014	3,500	3,482
Norampac Inc. 6.75% 2013	3,500	3,478
MacDermid 9.50% 2017[1]	3,150	3,237
Novelis Inc. 7.25% 2015[2]	2,750	2,922
		973,374

FINANCIALS — 4.87%
Ford Motor Credit Co. 7.20% 2007	25,825	25,830
Ford Motor Credit Co. 8.625% 2010	1,000	1,021
Ford Motor Credit Co. 9.75% 2010[1]	36,250	38,211
Ford Motor Credit Co. 7.25% 2011	5,750	5,594
Ford Motor Credit Co. 7.375% 2011	8,525	8,391
Ford Motor Credit Co. 9.875% 2011	5,000	5,300
Ford Motor Credit Co. 8.11% 2012[2]	48,250	47,221
Ford Motor Credit Co. 8.00% 2016	8,200	7,903
General Motors Acceptance Corp. 6.125% 2007	5,000	4,998
General Motors Acceptance Corp. 6.15% 2007	14,035	14,035
General Motors Acceptance Corp. 6.875% 2011	4,450	4,459
General Motors Acceptance Corp. 7.25% 2011	11,710	11,785
General Motors Acceptance Corp. 6.875% 2012	7,000	6,980
General Motors Acceptance Corp. 7.00% 2012	8,150	8,197
General Motors Acceptance Corp. 6.75% 2014	19,000	18,706
General Motors Acceptance Corp. 7.56% 2014[2]	15,000	15,197
Host Marriott, LP, Series M, 7.00% 2012	25,100	25,696
Host Marriott, LP, Series K, 7.125% 2013	15,375	15,798
Host Hotels & Resorts, LP, Series S, 6.875% 2014	13,450	13,719
Host Marriott, LP, Series O, 6.375% 2015	1,025	1,022
E*TRADE Financial Corp. 8.00% 2011	11,000	11,633
E*TRADE Financial Corp. 7.375% 2013	3,250	3,413
E*TRADE Financial Corp. 7.875% 2015	36,420	39,470
Rouse Co. 3.625% 2009	12,415	11,898
Rouse Co. 7.20% 2012	12,370	12,938
Rouse Co. 5.375% 2013	3,715	3,514
Rouse Co. 6.75% 2013[1]	19,825	20,303
TuranAlem Finance BV 7.875% 2010	10,000	10,275
TuranAlem Finance BV 7.75% 2013[1]	8,500	8,479
TuranAlem Finance BV 8.50% 2015	4,000	4,075
TuranAlem Finance BV 8.50% 2015[1]	2,280	2,323
TuranAlem Finance BV 8.25% 2037[1]	17,970	18,062
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	39,800	39,294
Kazkommerts International BV 8.50% 2013[1]	3,500	3,719
Kazkommerts International BV 8.50% 2013	1,500	1,594
Kazkommerts International BV 7.875% 2014[1]	10,000	10,225
Kazkommerts International BV 8.00% 2015[1]	6,000	6,120
Kazkommerts International BV 8.00% 2015	3,000	3,060
Kazkommerts International BV 7.50% 2016	7,500	7,291
MBNA Corp. 5.625% 2007[8]	10,000	10,025
MBNA Capital A, Series A, 8.278% 2026[8]	7,500	7,853
FelCor Lodging LP 8.50% 2011[2]	11,505	12,382
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	12,075
Lazard Group LLC 7.125% 2015	11,120	11,742
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	11,500	11,244
HSBK (Europe) B.V. 7.75% 2013	7,660	8,072
HSBK (Europe) B.V. 7.75% 2013[1]	1,200	1,264
UnumProvident Corp. 5.859% 2009	2,000	2,018
UnumProvident Finance Co. PLC 6.85% 2015[1]	6,250	6,528
ILFC E-Capital Trust II 6.25% 2065[1,2,8]	8,000	8,201
Glen Meadow Pass Through Trust 6.505% 2067[1,2]	7,500	7,603
iStar Financial, Inc. 7.00% 2008	2,375	2,406
iStar Financial, Inc., Series B, 4.875% 2009	2,000	1,986
iStar Financial, Inc. 6.00% 2010	2,250	2,300
LaBranche & Co Inc. 11.00% 2012	6,000	6,570
Chevy Chase Bank, FSB 6.875% 2013	5,500	5,802
Banco Mercantil del Norte 6.135% 2016[1]	3,500	3,544
Banco Mercantil del Norte 6.862% 2021[1]	2,000	2,049
Sovereign Capital Trust I 9.00% 2027	5,000	5,198
Realogy Corp. 6.15% 2011[1,2]	4,785	4,897
Crescent Real Estate LP 7.50% 2007	3,500	3,535
Ambac Financial Group, Inc. 6.15% 2087	2,600	2,456
Standard Chartered PLC 6.409% (undated)[1,2]	1,800	1,778
		639,277

HEALTH CARE — 4.57%
HCA Inc., Term Loan B, 8.114% 2013[2,3]	108,777	109,865
HCA Inc. 9.125% 2014[1]	13,495	14,457
HCA Inc. 9.25% 2016[1]	18,300	19,787
HCA Inc. 9.625% 2016[1,4]	11,550	12,503
HealthSouth Corp. 11.354% 2014[1,2]	54,025	58,617
HealthSouth Corp. 10.75% 2016[1]	54,750	59,814
Tenet Healthcare Corp. 6.375% 2011	30,315	28,496
Tenet Healthcare Corp. 7.375% 2013	7,990	7,461
Tenet Healthcare Corp. 9.875% 2014	31,855	32,333
Tenet Healthcare Corp. 9.25% 2015	29,415	29,268
Tenet Healthcare Corp. 6.875% 2031	200	159
Concentra Operating Corp. 9.50% 2010	26,400	27,984
Concentra Operating Corp. 9.125% 2012	22,765	24,415
Elan Corp., PLC 8.875% 2013[1]	41,350	42,229
Elan Corp., PLC 9.485% 2013[1,2]	8,000	8,160
Warner Chilcott Corp. 8.75% 2015	46,274	48,472
Team Finance LLC and Health Finance Corp. 11.25% 2013	30,640	32,478
Angiotech Pharmaceuticals, Inc. 9.11% 2013[1,2]	15,275	15,676
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	13,005	14,371
Accellent Inc. 10.50% 2013	12,785	13,296
		599,841

INFORMATION TECHNOLOGY — 4.42%
Sanmina-SCI Corp., Term Loan B, 7.875% 2008[2,3]	14,000	14,070
Sanmina-SCI Corp. 6.75% 2013	5,300	4,850
Sanmina-SCI Corp. 8.125% 2016	83,775	79,167
NXP BV and NXP Funding LLC 8.11% 2013[1,2]	6,350	6,564
NXP BV and NXP Funding LLC 7.875% 2014[1]	15,250	15,822
NXP BV and NXP Funding LLC 9.50% 2015[1]	66,250	68,734
Celestica Inc. 7.875% 2011	36,905	35,890
Celestica Inc. 7.625% 2013	28,510	26,799
Hughes Communications, Inc. 9.50% 2014	58,375	61,732
SunGard Data Systems Inc. 3.75% 2009	2,125	2,051
SunGard Data Systems Inc. 9.125% 2013	35,145	37,869
SunGard Data Systems Inc. 4.875% 2014	4,500	4,140
SunGard Data Systems Inc. 10.25% 2015	4,000	4,385
Sensata Technologies BV, Term Loan B, 7.11% 2013[2,3]	11,147	11,133
Sensata Technologies BV 8.25% 2014[2]	32,755	32,714
HowStuffWorks, Inc. 12.00% 2012, units[1,4,7]	36,800	36,800
Electronic Data Systems Corp. 7.125% 2009	4,800	5,008
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	24,250	24,807
Electronic Data Systems Corp. 7.45% 2029	2,200	2,405
Xerox Corp. 9.75% 2009	2,000	2,155
Xerox Corp. 7.125% 2010	19,650	20,740
Xerox Corp. 7.625% 2013	5,000	5,269
Serena Software, Inc. 10.375% 2016	22,760	24,695
Freescale Semiconductor, Inc., Term Loan B, 7.11% 2013[2,3]	9,975	9,988
Firestone Acquisition Corp. 8.875% 2014[1]	4,500	4,528
Nortel Networks Ltd. 9.61% 2011[1,2]	10,600	11,395
Nortel Networks Ltd. 10.75% 2016[1]	1,325	1,477
Jabil Circuit, Inc. 5.875% 2010	9,250	9,208
Iron Mountain Inc. 7.75% 2015	8,410	8,620
Solectron Global Finance, LTD 8.00% 2016	4,400	4,411
Hyundai Semiconductor America, Inc. 8.625% 2007[1]	2,600	2,605
Exodus Communications, Inc. 11.625% 2010[6,7]	3,774	0
		580,031

ENERGY — 3.99%
Williams Companies, Inc. 6.375% 2010[1]	6,000	6,113
Williams Companies, Inc. 7.36% 2010[1,2]	31,050	32,253
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	1,275	1,342
Williams Companies, Inc. 7.125% 2011	1,900	2,000
Williams Partners LP 7.50% 2011[1]	16,525	17,599
Williams Companies, Inc. 8.125% 2012	12,150	13,274
Transcontinental Gas Pipe Line Corp. 6.40% 2016	8,100	8,394
Northwest Pipeline Corp. 7.00% 2016	7,030	7,566
Williams Partners LP 7.25% 2017[1]	22,850	24,278
Williams Companies, Inc. 7.875% 2021	6,650	7,348
Transcontinental Gas Pipe Line Corp. 7.25% 2026	11,535	12,544
Williams Companies, Inc. 8.75% 2032	39,970	46,265
Pogo Producing Co. 7.875% 2013	31,450	31,843
Pogo Producing Co. 6.625% 2015	1,725	1,691
Pogo Producing Co. 6.875% 2017	41,700	40,866
Drummond Co., Inc. 7.375% 2016[1]	46,205	44,588
Newfield Exploration Co., Series B, 7.45% 2007	1,750	1,772
Newfield Exploration Co. 7.625% 2011	3,500	3,719
Newfield Exploration Co. 6.625% 2014	14,575	14,648
Newfield Exploration Co. 6.625% 2016	23,075	23,190
Enterprise Products Operating LP 8.375% 2066[2]	25,565	28,021
Teekay Shipping Corp. 8.875% 2011	22,092	23,915
International Coal Group, Inc. 10.25% 2014	16,750	16,917
Sabine Pass LNG, L.P. 7.25% 2013[1]	16,000	16,160
Encore Acquisition Co. 6.00% 2015	16,100	14,409
Peabody Energy Corp., Series B, 6.875% 2013	7,000	7,157
Peabody Energy Corp. 5.875% 2016	4,000	3,860
OMI Corp. 7.625% 2013	10,500	10,710
Massey Energy Co. 6.625% 2010	3,000	3,045
Massey Energy Co. 6.875% 2013	7,925	7,558
Premcor Refining Group Inc. 9.50% 2013	9,600	10,371
Gaz Capital SA 6.51% 2022[1]	10,000	10,175
Whiting Petroleum Corp. 7.25% 2013	8,850	8,739
OPTI Canada Inc. 8.25% 2014[1]	7,325	7,655
Ship Finance International Ltd. 8.50% 2013	5,225	5,382
Tennessee Gas Pipeline Co. 7.00% 2028	4,000	4,303
Pemex Project Funding Master Trust 7.875% 2009	1,400	1,463
Pemex Project Funding Master Trust 8.625% 2022	1,170	1,460
Petrozuata Finance, Inc., Series B, 8.22% 2017[1,3]	300	303
		522,896

UTILITIES — 3.64%
Mission Energy Holding Co. 13.50% 2008	35,600	38,982
Edison Mission Energy 7.73% 2009	14,375	14,950
Edison Mission Energy 7.50% 2013	45,375	47,077
Edison Mission Energy 7.75% 2016	19,725	20,662
Midwest Generation, LLC, Series B, 8.56% 2016[3]	39,629	43,369
Homer City Funding LLC 8.734% 2026[3]	9,286	10,610
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	16,500	17,985
AES Corp. 9.50% 2009	12,637	13,522
AES Corp. 9.375% 2010	13,644	14,906
AES Corp. 8.875% 2011	8,475	9,153
AES Corp. 8.75% 2013[1]	36,985	39,574
AES Gener SA 7.50% 2014	20,350	21,675
AES Corp. 9.00% 2015[1]	10,150	10,898
AES Red Oak, LLC, Series A, 8.54% 2019[3]	4,403	4,811
AES Red Oak, LLC, Series B, 9.20% 2029[3]	5,000	5,725
NRG Energy, Inc. 7.25% 2014	22,925	23,555
NRG Energy, Inc. 7.375% 2016	29,700	30,591
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,700	5,192
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,107
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,770
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,217	20,829
Sierra Pacific Resources 8.625% 2014	12,000	13,041
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,508
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,627
Sierra Pacific Resources 6.75% 2017	2,000	2,052
Enersis SA 7.375% 2014	16,800	18,264
ISA Capital do Brasil SA 7.875% 2012[1]	3,275	3,357
ISA Capital do Brasil SA 8.80% 2017[1]	11,800	12,567
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	4,249	4,149
FPL Energy American Wind, LLC 6.639% 2023[1,3]	7,104	7,413
PSEG Energy Holdings Inc. 8.625% 2008	6,532	6,687
Mirant Americas Generation, Inc. 8.30% 2011	5,500	5,665
Electricidad de Caracas Finance BV 10.25% 2014[1]	700	766
		478,039

CONSUMER STAPLES — 3.59%
SUPERVALU INC., Term Loan B, 6.84% 2012[2,3]	17,213	17,256
SUPERVALU INC. 7.50% 2012	5,335	5,652
Albertson’s, Inc. 7.25% 2013	11,015	11,434
Albertson’s, Inc. 8.00% 2031	32,750	33,542
Dole Food Co., Inc. 8.625% 2009	20,000	20,050
Dole Food Co., Inc. 7.25% 2010	13,225	12,696
Dole Food Co., Inc. 8.875% 2011	29,390	29,170
Stater Bros. Holdings Inc. 8.855% 2010[2]	7,000	7,140
Stater Bros. Holdings Inc. 8.125% 2012	48,555	50,254
Rite Aid Corp. 6.125% 2008[1]	7,950	7,930
Rite Aid Corp. 8.125% 2010	1,000	1,033
Rite Aid Corp. 7.50% 2015	7,000	7,017
Rite Aid Corp. 8.625% 2015	4,500	4,286
Rite Aid Corp. 7.50% 2017	13,000	12,903
Rite Aid Corp. 7.70% 2027	8,500	7,119
Rite Aid Corp. 6.875% 2028	12,977	10,430
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	33,740	34,921
Tyson Foods, Inc. 6.85% 2016[2]	24,710	25,756
Elizabeth Arden, Inc. 7.75% 2014	24,012	24,612
Spectrum Brands, Inc. 11.00% 2013[2,4]	3,885	3,691
Spectrum Brands, Inc. 7.375% 2015	25,985	20,918
Yankee Acquisition 8.50% 2015[1]	12,995	13,222
Yankee Acquisition 9.75% 2017[1]	9,955	10,129
Jean Coutu Group (PJC) Inc. 7.625% 2012	1,425	1,518
Jean Coutu Group (PJC) Inc. 8.50% 2014	19,450	21,200
Vitamin Shoppe 12.86% 2012[2]	19,535	20,609
Duane Reade Inc. 9.75% 2011	16,560	16,022
Del Monte Corp., Series B, 8.625% 2012	10,550	11,025
Koninklijke Ahold NV 5.875% 2008	€2,367	3,220
Ahold Finance U.S.A., Inc. 6.25% 2009	$6,960	7,082
Playtex Products, Inc. 8.00% 2011	5,000	5,250
Playtex Products, Inc. 9.375% 2011	1,900	1,974
Smithfield Foods, Inc. 7.625% 2008	1,125	1,142
Smithfield Foods, Inc., Series B, 8.00% 2009	3,000	3,142
Smithfield Foods, Inc., Series B, 7.75% 2013	925	960
Cerveceria Nacional Dominicana 8.00% 2014[1]	2,500	2,550
American Achievement Group Holding Corp. 12.75% 2012[4]	1,948	2,201
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[1,3,6]	1,792	1,559
		470,615

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 4.99%
Argentina (Republic of) 4.106% 2012[2,3]	32,420	23,098
Argentina (Republic of) 5.83% 2033[3,4,9]	ARS188,876	62,989
Argentina (Republic of) GDP-Linked 2035	$155,750	21,571
Argentina (Republic of) GDP-Linked 2035	ARS347,027	13,382
Argentina (Republic of) 0.63% 2038[3,9]	138,243	19,330
Brazilian Treasury Bill 6.00% 2010[9]	R$79,831	37,624
Brazil (Federal Republic of) Global 10.25% 2013	$7,125	8,899
Brazil (Federal Republic of) Global 10.50% 2014	3,000	3,863
Brazil (Federal Republic of) Global 8.00% 2018[3]	6,820	7,720
Brazil (Federal Republic of) Global 8.875% 2024	1,895	2,468
Brazil (Federal Republic of) Global 7.125% 2037	2,500	2,771
Brazil (Federal Republic of) Global 11.00% 2040	26,485	35,761
Turkey (Republic of) Treasury Bill 0% 2008	TRY53,360	30,342
Turkey (Republic of) 15.00% 2010	16,262	10,786
Turkey (Republic of) 14.00% 2011	30,550	19,595
Turkey (Republic of) 10.00% 2012[9]	20,700	15,015
Russian Federation 8.25% 2010[1,3]	$3,889	4,082
Russian Federation 12.75% 2028	8,000	14,564
Russian Federation 5.00%/7.50% 2030[3,5]	32,365	36,815
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP124,750	20,758
Egypt (Arab Republic of) Treasury Bill 0% 2007	16,750	2,796
Egypt (Arab Republic of) Treasury Bill 0% 2008	41,500	6,802
Egypt (Arab Republic of) Treasury Bill 0% 2008	18,025	2,950
Egypt (Arab Republic of) Treasury Bill 0% 2008	11,900	1,960
Egypt (Arab Republic of) 9.10% 2010	3,130	544
Egypt (Arab Republic of) 11.50% 2011	9,380	1,761
Egypt (Arab Republic of) 9.10% 2012	18,225	3,121
Egypt (Arab Republic of) 11.625% 2014	9,265	1,774
Panama (Republic of) Global 7.125% 2026	$585	635
Panama (Republic of) Global 8.875% 2027	6,500	8,314
Panama (Republic of) Global 6.70% 2036[3]	28,009	29,213
Indonesia (Republic of) 12.25% 2007	IDR28,500,000	3,161
Indonesia (Republic of) 12.50% 2013	77,730,000	9,714
Indonesia (Republic of) 6.875% 2017[1]	$1,000	1,058
Indonesia (Republic of) 11.00% 2020	IDR69,275,000	7,948
Indonesia (Republic of) 12.80% 2021	45,440,000	5,863
Indonesia (Republic of) 12.90% 2022	54,492,000	7,076
Indonesia (Republic of) 6.625% 2037[1]	2,500	2,469
Columbia (Republic of) Global 11.75% 2010	COP3,295,000	1,593
Colombia (Republic of) Global 10.00% 2012	$1,500	1,774
Colombia (Republic of) Global 10.75% 2013	8,550	10,645
Colombia (Republic of) Global 12.00% 2015	COP23,200,000	12,306
Colombia (Republic of) Global 11.75% 2020	$1,936	2,855
Colombia (Republic of) Global 10.375% 2033	823	1,195
Columbia (Republic of) Global 7.375% 2037	4,139	4,515
United Mexican States Government, Series M10, 10.50% 2011	MXP12,320	1,301
United Mexican States Government Global 6.375% 2013	$6,970	7,367
United Mexican States Government, Series M20, 10.00% 2024	MXP120,000	13,387
United Mexican States Government Global 6.75% 2034	$6,105	6,673
Peru (Republic of) 9.875% 2015	13,500	17,233
Peru (Republic of) 8.375% 2016	7,282	8,684
Peru (Republic of) 7.35% 2025	500	571
Peru (Republic of) 6.55% 2037	316	329
Dominican Republic 9.50% 2011[3]	5,064	5,449
Dominican Republic 9.50% 2011[1,3]	3,092	3,328
Dominican Republic 9.04% 2018[1,3]	9,001	10,423
Dominican Republic 9.04% 2018[3]	4,902	5,676
Venezuela (Republic of) 10.75% 2013	6,000	7,341
Venezuela (Republic of) Global 8.50% 2014	1,250	1,395
Venezuela (Republic of) 7.65% 2025	3,695	3,928
Venezuela (Republic of) 9.25% 2027	3,935	4,958
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[1]	4,000	5,150
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,000	5,150
El Salvador (Republic of) 7.75% 2023[1]	2,775	3,205
El Salvador (Republic of) 7.65% 2035[1]	4,250	4,866
State of Qatar 9.75% 2030	3,500	5,224
Jamaican Government 9.00% 2015	280	309
Jamaican Government 8.00% 2039[3]	2,910	2,932
Corporación Andina de Fomento 5.75% 2017	3,000	3,020
Thai Government 4.125% 2009	THB73,490	2,115
Philippines (Republic of) 7.75% 2031	$1,000	1,132
		654,621

MORTGAGE-BACKED OBLIGATIONS[3]— 0.75%
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1]	30,490	30,611
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1]	12,250	12,294
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1]	1,450	1,459
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1]	5,950	5,965
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1]	9,950	9,975
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1]	12,950	13,040
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[1]	4,000	4,002
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]	20,380	20,609
		97,955

U.S. TREASURY BONDS & NOTES — 0.27%
U.S. Treasury 3.25% 2007[8]	5,000	4,967
U.S. Treasury 6.625% 2007[8]	25,000	25,047
U.S. Treasury 3.375% 2008[8]	5,000	4,896
		34,910

MUNICIPALS — 0.13%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027[8]	16,580	17,739

Total bonds & notes (cost: $10,851,817,000)		11,277,928

Convertible securities — 0.79%	Shares or principal amount	Market value (000)

CONSUMER DISCRETIONARY — 0.41%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€20,645,000	$28,092
Amazon.com, Inc. 4.75% convertible debentures 2009	$8,825,000	8,803
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	410,600	14,683
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[1,4,7]	300	2,868
		54,446

UTILITIES — 0.17%
AES Trust VII 6.00% convertible preferred 2008	439,925	21,776

INFORMATION TECHNOLOGY — 0.13%
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	17,850,000	17,739

FINANCIALS — 0.08%
Crescent Real Estate Equities Co., Series A, 6.75% convertible preferred	450,000	10,017

Total convertible securities (cost: $85,907,000)		103,978

Preferred securities — 1.45%	Shares

FINANCIALS — 1.45%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	47,248,000	49,743
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	21,180,000	22,054
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	1,125,000	32,484
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	28,963,000	30,512
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	26,075,000	26,906
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	13,297,000	13,919
Fannie Mae, Series O, 7.015%[1,2]	150,000	7,912
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable	55,994	3,026
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	3,000,000	3,021
		189,577

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS 2039	18,500	477

Total preferred securities (cost: $161,849,000)		190,054

Common stocks — 1.93%

TELECOMMUNICATION SERVICES — 0.75%
AT&T Inc.	765,000	30,164
Dobson Communications Corp., Class A10	3,435,685	29,512
American Tower Corp., Class A10	538,967	20,993
Sprint Nextel Corp., Series 1	777,508	14,742
Embarq Corp.	38,875	2,191
Cincinnati Bell Inc.[10]	70,740	332
XO Holdings, Inc.[10]	25,291	130
		98,064

UTILITIES — 0.42%
Drax Group PLC	3,597,767	55,745

INFORMATION TECHNOLOGY — 0.21%
Micron Technology, Inc.[1,10]	678,656	$8,198
Micron Technology, Inc.[10]	424,160	5,124
Fairchild Semiconductor International, Inc.[10]	500,000	8,360
ZiLOG, Inc.[10,11]	1,140,500	5,098
		26,780

CONSUMER STAPLES — 0.17%
Winn-Dixie Stores, Inc.[10]	1,231,018	21,728

HEALTH CARE — 0.15%
UnitedHealth Group Inc.	375,000	19,864
Clarent Hospital Corp.[7,10,11]	576,849	57
		19,921

INDUSTRIALS — 0.10%
DigitalGlobe Inc.[1,7,10]	3,064,647	12,258
UAL Corp.[10]	22,475	858
Delta Air Lines, Inc.[10]	766,165	207
		13,323

CONSUMER DISCRETIONARY — 0.03%
Emmis Communications Corp., Class A10	201,000	1,697
Viacom Inc., Class B10	31,612	1,300
CBS Corp., Class B	31,612	967
Radio One, Inc., Class D, nonvoting[10]	44,000	284
Radio One, Inc., Class A10	22,000	142
		4,390

MISCELLANEOUS — 0.10%
Other common stocks in initial period of acquisition		12,469

Total common stocks (cost: $186,247,000)		252,420

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	50,587	46
XO Holdings, Inc., Series B, warrants, expire 2010[10]	37,939	20
XO Holdings, Inc., Series C, warrants, expire 2010[10]	37,939	9
KMC Telecom Holdings, Inc., warrants, expire 2008[1,7,10]	22,500	0
GT Group Telecom Inc., warrants, expire 2010[1,7,10]	11,000	0
Allegiance Telecom, Inc., warrants, expire 2008[1,7,10]	5,000	0

Total warrants (cost: $1,100,000)		75

Short-term securities — 9.00%	Principal amount (000)

Atlantic Industries 5.19%-5.20% due 4/18-6/19/2007[1]	$93,000	92,425
Coca-Cola Co. 5.20% due 4/11/2007[1]	35,000	34,944
CAFCO, LLC 5.25% due 4/13-5/3/2007[1]	92,800	92,444
Ciesco LLC 5.24% due 4/13/2007[1]	14,600	14,572
Variable Funding Capital Corp. 5.23%-5.245% due 4/5-5/9/2007[1]	106,300	105,851
Abbott Laboratories 5.21%-5.24% due 4/4-4/23/2007[1]	98,900	98,721
Procter & Gamble International Funding S.C.A. 5.22%-5.23% due 4/9-5/29/2007[1]	66,900	66,671
Procter & Gamble International Funding S.C.A. 5.23% due 5/17/2007[1,8]	22,500	22,353
Wal-Mart Stores Inc. 5.18%-5.21% due 4/3-6/19/2007[1]	73,800	73,249
Park Avenue Receivables Co., LLC 5.23% due 5/7/2007[1,8]	50,000	49,731
Jupiter Securitization Co., LLC 5.25% due 4/9/2007[1]	20,500	20,473
Freddie Mac 5.135%-5.145% due 4/16-5/31/2007	59,306	59,084
International Lease Finance Corp. 5.19% due 5/18/2007[8]	29,600	29,403
International Lease Finance Corp. 5.21% due 5/14/2007	25,000	24,841
AT&T Inc. 5.23% due 4/12/2007[1]	42,100	42,031
Johnson & Johnson 5.175%-5.18% due 6/20-6/21/2007[1]	28,000	27,676
Johnson & Johnson 5.18% due 5/29/2007[1,8]	10,000	9,916
Clipper Receivables Co., LLC 5.24% due 4/16/2007[1]	35,000	34,918
Bank of America Corp. 5.185% due 7/30/2007	33,900	33,313
Private Export Funding Corp. 5.22% due 5/23/2007[1,8]	30,000	29,779
IBM Corp. 5.23% due 5/31/2007[1]	30,000	29,741
United Technologies Corp. 5.23% due 4/2/2007[1]	25,000	24,993
Merck & Co. Inc. 5.20% due 4/23/2007	25,000	24,917
Estée Lauder Companies Inc. 5.22% due 4/26/2007[1]	24,000	23,909
Emerson Electric Co. 5.22% due 4/5/2007[1]	22,200	22,184
Hershey Co. 5.18%-5.19% due 4/12-4/17/2007[1]	22,100	22,054
Triple-A One Funding Corp. 5.25% due 4/5/2007[1]	18,700	18,686
Brown-Forman Corp. 5.23% due 5/17/2007[1,8]	15,200	15,100
Anheuser-Busch Cos. Inc. 5.20% due 4/10/2007[1]	15,000	14,978
Harley-Davidson Funding Corp. 5.20% due 5/9/2007[1]	12,500	12,430
Federal Home Loan Bank 5.16% due 4/20/2007	9,000	8,974

Total short-term securities (cost: $1,180,297,000)		1,180,361

Total investment securities (cost: $12,467,217,000)		13,004,816
Other assets less liabilities		114,720

Net assets		$13,119,536

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $3,441,025,000, which represented 26.23% of the net assets of the fund.
2Coupon rate may change periodically.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5Step bond; coupon rate will increase at a later date.
6Scheduled interest and/or principal payment was not received.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $175,536,000.
8This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
9Index-linked bond whose principal amount moves with a government retail price index.
10Security did not produce income during the last 12 months.
11Represents an affiliated company as defined under the Investment Company Act of 1940.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-921-0507-S6891

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: June 8, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: June 8, 2007